Regulatory Assets and Liabilities - Schedule of Regulatory Assets and Liabilities (Details) - CAD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Regulatory Assets [Line Items]
Total regulatory assets	$ 3,290	$ 3,178
Less: Current portion	(333)	(324)
Long-term regulatory assets	2,957	2,854
Regulatory Liabilities [Line Items]
Total regulatory liabilities	3,500	3,626
Less: current portion	(640)	(656)
Long-term regulatory liabilities	2,860	2,970
Deferred income taxes
Regulatory Liabilities [Line Items]
Total regulatory liabilities	1,495	1,574
Asset removal cost provision
Regulatory Liabilities [Line Items]
Total regulatory liabilities	1,168	1,169
ROE complaints liability
Regulatory Liabilities [Line Items]
Total regulatory liabilities	203	206
Rate stabilization and related accounts
Regulatory Liabilities [Line Items]
Total regulatory liabilities	162	220
Energy efficiency liability
Regulatory Liabilities [Line Items]
Total regulatory liabilities	100	106
Renewable energy surcharge
Regulatory Liabilities [Line Items]
Total regulatory liabilities	85	85
Electric and gas moderator account
Regulatory Liabilities [Line Items]
Total regulatory liabilities	53	60
Other
Regulatory Liabilities [Line Items]
Total regulatory liabilities	234	206
Deferred income taxes
Regulatory Assets [Line Items]
Total regulatory assets	1,532	1,532
Employee future benefits
Regulatory Assets [Line Items]
Total regulatory assets	459	485
Deferred energy management costs
Regulatory Assets [Line Items]
Total regulatory assets	246	230
Rate stabilization and related accounts
Regulatory Assets [Line Items]
Total regulatory assets	173	90
Deferred lease costs
Regulatory Assets [Line Items]
Total regulatory assets	113	110
Deferred operating overhead costs
Regulatory Assets [Line Items]
Total regulatory assets	113	103
Manufactured gas plant site remediation deferral
Regulatory Assets [Line Items]
Total regulatory assets	89	73
Generation early retirement costs
Regulatory Assets [Line Items]
Total regulatory assets	88	98
Derivatives
Regulatory Assets [Line Items]
Total regulatory assets	83	57
Other
Regulatory Assets [Line Items]
Total regulatory assets	$ 394	$ 400